Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Loss for the period	£ (18,848)	£ (10,027)
Adjustments for:
Income tax credit	(3,287)	(2,593)
Amortization and depreciation	444	440
Finance income	(59)	(208)
Interest expense on lease liabilities	10	14
Share-based payments	3,615	1,669
Net foreign exchange losses (gains)	759	(2,252)
Cash flows from (used in) operations before changes in working capital	(17,366)	(12,957)
Movements in working capital:
Decrease in prepayments, accrued income and other receivables	424	802
Decrease in trade payables	(560)	(484)
Increase in payroll taxes, social security and accrued expenditure	269	840
Movements in working capital	133	1,158
Cash used in operations	(17,233)	(11,799)
Net income tax received	4,302	4,152
Net cash used in operating activities	(12,931)	(7,647)
Cash flows from investing activities
Interest received	58	279
Payments for property, plant and equipment	(37)	(14)
Payments for intangible assets	(319)	(804)
Net cash used in investing activities	(298)	(539)
Cash flows from financing activities
Payments of lease liabilities	(148)	(148)
Proceeds from issue of share capital – exercise of share options	198	15
Proceeds from issue of share capital	0	2,033
Share issue expenses		(105)
Net cash from financing activities	50	1,795
Net decrease in cash and cash equivalents	(13,179)	(6,391)
Cash and cash equivalents at beginning of period	87,356	51,962
Effect of exchange rate changes on cash and cash equivalents	(756)	2,229
Cash and cash equivalents at end of period	£ 73,421	£ 47,800